Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASC 825-10”), which provides funds the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between funds that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the fund’s choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled “other assets” and “debt,” which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

●	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
●	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Fund’s board of trustees in connection with their designation of the Fund’s investment adviser as the valuation designee that are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee will evaluate the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Where there may not be a readily available market value for some of the investments in the Fund’s portfolio, the fair value of a portion of the Fund’s investments may be determined using unobservable inputs.

The Fund’s portfolio investments classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA. EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues or, in the case of certain portfolio companies in the power generation industry, kilowatt capacity. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind-down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the Fund and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The following table presents fair value measurements of cash and cash equivalents, restricted cash, investments, unfunded revolving and delayed draw loan commitments and derivatives as of December 31, 2024:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$165,777	$—	$—	$165,777
Restricted cash	$4,650	$—	$—	$4,650

First lien senior secured loans	$—	$5,481,780	$4,648,527	$10,130,307
Second lien senior secured loans	—	128,558	29,942	158,500
Senior subordinated loans	—	—	213,500	213,500
Corporate bonds	—	—	65,312	65,312
Collateralized loan obligations	—	—	370,985	370,985
Commercial mortgage-backed securities	—	—	29,161	29,161
Private asset-backed investments	—	-	208,357	208,357
Preferred equity	—	—	122,570	122,570
Other equity	—	—	247,144	247,144
Investments not measured at net asset value	$—	$5,610,338	$5,935,498	$11,545,836
Investments measured at net asset value(1)				3,313
Total investments				$11,549,149
Unfunded revolving and delayed draw loan commitments(2)	$—	$—	$(5,572)	$(5,572)
Derivatives:
Foreign currency forward contracts	$—	$8,506	$—	$8,506
Interest rate swaps	$—	$(28,598)	$—	$(28,598)
(1)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statement of assets and liabilities.
(2)	The fair value of unfunded revolving and delayed draw loan commitments is included in “accounts payable and other liabilities” in the accompanying consolidated statement of assets and liabilities.

The following table presents fair value measurements of cash and cash equivalents, investments, unfunded revolving and delayed draw loan commitments and derivatives as of December 31, 2023:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$57,972	$—	$—	$57,972
First lien senior secured loans	$—	$1,533,600	$852,371	$2,385,971
Second lien senior secured loans	—	33,236	10,535	43,771
Senior subordinated loans	—	8,379	38,587	46,966
Corporate bonds	—	—	10,507	10,507
Collateralized loan obligations	—	—	22,681	22,681
Commercial mortgage-backed securities	—	—	5,010	5,010
Private asset-backed investments	—	—	11,901	11,901
Preferred equity	—	—	41,033	41,033
Other equity	—	—	9,718	9,718
Total investments	$—	$1,575,215	$1,002,343	$2,577,558
Unfunded revolving and delayed draw loan commitments(1)	$—	$—	$(4,008)	$(4,008)
Derivatives - Foreign currency forward contracts	$—	$—	$—	$—
(1)	The fair value of unfunded revolving and delayed draw loan commitments is included in “accounts payable and other liabilities” in the accompanying consolidated statement of assets and liabilities.

The following tables summarize the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of December 31, 2024 and 2023. The tables are not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

	As of December 31, 2024
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$4,384,607	Yield analysis	Market yield	6.3% - 15.8%	10.0%
	263,920	Broker quotes	N/A	N/A	N/A
Second lien senior secured loans	29,942	Yield analysis	Market yield	9.6% - 16.0%	11.3%
Senior subordinated loans	213,500	Yield analysis	Market yield	8.4% - 18.3%	11.3%
Corporate bonds	40,286	Broker quotes	N/A	N/A	N/A
	25,026	Transaction cost	N/A	N/A	N/A
Collateralized loan obligations	344,155	Broker quotes	N/A	N/A	N/A
	26,830	Transaction cost	N/A	N/A	N/A
Commercial mortgage-backed securities	29,161	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	99,799	Yield analysis	Market yield	2.6% - 13.8%	8.8%
	74,643	Transaction cost	N/A	N/A	N/A
	29,782	Broker quotes	N/A	N/A	N/A
	4,133	Income (other)	Constant default rate	0.0% - 10.3%	4.0%
Preferred equity	67,424	Yield analysis	Market yield	9.8% - 15.0%	12.5%
	55,146	EV market multiple analysis	EBITDA multiple	3.4x – 23.0x	18.1x
Other equity	247,144	EV market multiple analysis	EBITDA multiple	8.0x - 34.6x	12.7x
Total investments	$5,935,498
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

	As of December 31, 2023
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$801,531	Yield analysis	Market yield	9.6% - 21.4%	12.3%
	50,840	Broker quotes	N/A	N/A	N/A
Second lien senior secured loans	10,535	Yield analysis	Market yield	11.8%	11.8%
Senior subordinated loans	38,587	Yield analysis	Market yield	13.9% - 19.2%	17.3%
Corporate bonds	10,507	Broker quotes	N/A	N/A	N/A
Collateralized loan obligations	22,681	Broker quotes	N/A	N/A	N/A
Commercial mortgage-backed securities	5,010	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	11,901	Yield analysis	Market yield	10.7% - 16.2%	13.1%
Preferred equity	41,033	EV market multiple analysis	EBITDA multiple	9.5x - 32.5x	21.7x
Other equity	9,718	EV market multiple analysis	EBITDA multiple	7.0x – 23.4x	15.5x
Total investments	$1,002,343
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following table presents changes in investments that use Level 3 inputs as of and for the year ended December 31, 2024:

As of and For the Year Ended
December 31, 2024
Balance as of December 31, 2023	$1,002,343
Net realized gains	4,037
Net unrealized gains	51,957
Purchases	5,368,849
Sales	(159,181)
Repayments	(207,091)
PIK interest and dividends	24,834
Net accretion of discount on investments	10,729
Net transfers in and/or out of Level 3	(160,979)
Balance as of December 31, 2024	$5,935,498

Investments were transferred into and out of Level 3 during the year ended December 31, 2024. Transfers into and out of Level 3 were generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

As of December 31, 2024, the net unrealized appreciation on the investments that use Level 3 inputs was $61,136.

For the year ended December 31, 2024, the total amount of gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to the Fund’s Level 3 assets still held as of December 31, 2024, and reported within the net unrealized gains (losses) on investments and foreign currency transactions in the Fund’s consolidated statement of operations, was $52,042.

The following table presents changes in investments that use Level 3 inputs as of and for the year ended December 31, 2023:

As of and For the Year Ended December 31, 2023
Balance as of December 31, 2022	$18,744
Net realized gains	1,530
Net unrealized gains	12,321
Purchases	1,120,818
Sales	(49,553)
Repayments	(53,267)
PIK interest and dividends	1,551
Net accretion of discount on investments	2,072
Net transfers in and/or out of Level 3	(51,873)
Balance as of December 31, 2023	$1,002,343

Investments were transferred into and out of Level 3 during the year ended December 31, 2023. Transfers into and out of Level 3 were generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

As of December 31, 2023, the net unrealized appreciation on the investments that use Level 3 inputs was $8,964.

For the year ended December 31, 2023, the total amount of gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to the Fund’s Level 3 assets still held as of December 31, 2023, and reported within the net unrealized gains (losses) on investments and foreign currency transactions in the Fund’s consolidated statement of operations was $8,969.

The following are the carrying and fair values of the Fund’s debt obligations as of December 31, 2024 and 2023.

	As of December 31,
	2024			2023
	Carrying Value(1)		Fair Value(6)	Carrying Value(1)		Fair Value(6)
Revolving Credit Facility	$489,453		$489,453	$460,325		$460,325
SG Funding Facility	861,811		861,811	250,000		250,000
SB Funding Facility	75,000		75,000	—		—
BNP Funding Facility	250,000		250,000	—		—
January 2037 CLO Notes (principal amount outstanding of $476,000 and $0, respectively)(2)	473,120	(3)	473,120	—		—
March 2028 Notes (principal amount outstanding of $1,000,000 and $0, respectively)	984,492	(3)(4)	1,000,510	—		—
August 2029 Notes (principal amount outstanding of $700,000 and $0, respectively)	687,445	(3)(4)	712,824	—		—
February 2030 Notes (principal amount outstanding of $750,000 and $0, respectively)	705,863	(3)(4)	740,565	—		—
Total	$4,527,184	(5)	$4,603,283	$710,325	(5)	$710,325
(1)	The Revolving Credit Facility, the SG Funding Facility, the SB Funding Facility and the BNP Funding Facility carrying values are the same as the principal amounts outstanding.
(2)	Excludes the January 2037 CLO Subordinated Notes, which were retained by the Fund and, as such, eliminated in consolidation. See Note 5 for more information on the ADL CLO 3 Debt Securitization.
(3)	Represents the aggregate principal amount outstanding, less unamortized debt issuance costs and the unaccreted discount recorded upon issuance.
(4)	The carrying value of the Unsecured Notes as of December 31, 2024 includes adjustments as a result of effective hedge accounting relationships. See Notes 5 and 6 for more information.
(5)	Total principal amount of debt outstanding totaled $4,602,317 and $710,349 as of December 31, 2024 and 2023, respectively.
(6)	The fair value of the debt obligations would be categorized as Level 2 under ASC 820-10.